Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Significant Accounting Policies [abstract]
Schedule of amortization of right-of-use assets	Following are the amortization periods of the right-of-use assets by class of underlying asset:
	Years
Lease facilities	2	to	3
Motor vehicles		3

Schedule of useful life of the assets at annual rates

Depreciation is calculated on a straight-line basis over the useful life of the assets at annual rates as follows:

	%
Leased systems		15
Laboratory equipment		15
Computers		33
Office furniture and equipment	6	-	15
Leasehold improvements		(*)

(*) Leasehold improvements are depreciated on a straight-line basis over the shorter of the lease term (including the extension option held by the Company and intended to be exercised) and the expected life of the improvement.